Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit) from Continuing Operations
The components of income tax expense (benefit) from continuing operations for the twelve months ended December 31, 2021 are as follows (in thousands):

December 31, 2021
Deferred:
Federal	$126
State	33
(Decrease) Increase in valuation allowance	—

Total income tax expense	$159

Summary of Reconciliation Between Effective Tax Rate
The reconciliation between the effective tax rate and the statutory tax rate is as follows:

December 31, 2021
Federal statutory rate	21.0%
State statutory rate, net of federal benefit	4.9%
Nondeductible Transaction Costs	(14.2%)
Nondeductible/nontaxable or other items	(0.2%)
PPP Loan Forgiveness	8.1%
Change in valuation allowance	(22.1%)

Income tax (expense)	(2.5%)

Summary of Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities consisted of the following at December 31, 2021 (in thousands):

December 31, 2021
Deferred tax assets:
Accrued Expenses	$2,257
Warrant Liabilities	2,219
Loss carryforwards	15,982
Interest carryforward	6,962
Other	—

Total deferred tax assets	27,420
Valuation allowance	(26,128)

Net deferred tax assets	1,292

Deferred tax liabilities:
Intangibles	(1,480)
Property, plant and equipment	(18)
Prepaid Expenses	(219)
Other	—

Total deferred tax liabilities	(1,717)

Deferred tax liabilities, net	$(425)